Commitments and Contingencies	3 Months Ended
Apr. 30, 2013
Commitments and Contingencies
Commitments and Contingencies

(14) Commitments and Contingencies

  (a) Operating leases

        We lease office space and certain equipment under operating leases having terms that expire at various dates through March 2022. We entered into a sub-lease agreement for our headquarters, which commenced on January 1, 2011 and was scheduled to expire on October 31, 2013. In connection with entering into this lease, we received a tenant improvement allowance of approximately $1.6 million. Approximately $1.0 million was reimbursed to us for costs incurred and approximately $0.6 million was being utilized to offset future monthly rent payments. The rent reflected in the lease, net of tenant improvement allowance, was being recorded on a straight-line basis over the life of the lease. In April 2012, our sub-lease was terminated in connection with the sale of the building to a new owner (see new lease commitment in the next paragraph). Given that the original lessee was relieved of its primary obligation under the original lease, the transaction was deemed a termination of the original lease agreement. As such, in April 2012 we derecognized the remaining deferred rent expense of approximately $0.8 million and reflected this as income in the consolidated statements of operations.

        In February 2012, we entered into a new 10-year lease on our current corporate headquarters in Boulder, Colorado, which was contingent on the lessor's acquisition of the building, which was completed in April 2012. The lease commitment, over the course of 10 years, is approximately $13.6 million in base rent plus operating expenses of the building. Partially offsetting this amount, we received a cash payment of approximately $0.8 million from the landlord in conjunction with entering into the new lease. The lease also required a security deposit in the form of a letter of credit for $2.5 million. The lease commencement was in April 2012.

        In March 2012, we entered into a new 64-month lease agreement for office space in Raleigh, North Carolina. The total commitment over the course of the 64 months is $0.8 million plus our pro rata share of the building's operating expenses. The lease commencement was in June 2012.

        In May 2012, we entered into a new 39-month lease agreement for office space in Denver, Colorado. The total commitment over the course of the 39 months is $0.3 million plus our pro rata share of the building's operating expenses. The lease commencement date was in August 2012.

        In October 2012, we entered into a new 53-month lease agreement for office space in the Seattle, Washington area. The total commitment over the course of 53 months is $0.5 million plus our pro rata share of the building's operating expenses. The lease commencement was in November 2012.

        Total rent expense for the fiscal years ended January 31, 2011, 2012 and 2013 was $1.5 million, $0.4 million and $1.6 million, respectively, and $0.2 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively.

  Future Minimum Lease Payments

        As of January 31, 2013, future minimum lease payments under operating leases, gross of lease incentives, were as follows (in thousands):

Operating leases
Fiscal year ended January 31:
2014	$1,924
2015	1,717
2016	1,695
2017	1,626
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,461

        As of April 30, 2013, future minimum lease payments under operating leases were as follows (in thousands, unaudited):

Fiscal year ended January 31:
2014 (remaining nine months)	$1,536
2015	1,922
2016	1,905
2017	1,662
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,524

  (b) Legal

        In the normal course of business, we may, from time to time, be subject to pending and threatened legal actions and proceedings. As of January 31, 2012 and 2013 and April 30, 2013, there were no pending or threatened legal actions or proceedings against us. On May 8, 2013, a lawsuit captioned Sampo IP, LLC v. Ambit Energy Holdings,  LLC, et al., No. 2:13-cv-00386 (E.D. Tex.) was initiated against several of our customers alleging that their use of the Rally Agile Application Lifecycle Management Platform infringes U.S. Patent Nos. 6,161,149, 6,772,229, and 8,015,495, and requesting an award of money damages. On May 24, 2013, we filed a lawsuit against Sampo IP, LLC (Rally Software Development Corp. v. Sampo IP, LLC, Civil Action No. 1:13-cv-1359 (D. Colo.)) that requests declarations of non-infringement and invalidity regarding Sampo IP's patents. We believe that Sampo IP's infringement claims are without merit and we intend to vigorously defend against these claims. We are currently unable to determine the outcome with any degree of certainty.

  (c) Product Indemnification

        Our arrangements with customers generally include an indemnification and defense provisions covering allegations of patent, copyright, or trademark infringement directed to customers' use of our product. Historically, we have not incurred any costs related to indemnification claims; however, recently several of our customers have been named as defendants in Sampo IP, LLC v. Ambit Energy Holdings, LLC, et al., No. 2:13-cv-00386 (E.D. Tex.), and we expect to indemnify and defend our customers against these claims.

  (d) Insurance and Self-insurance reserves

        Effective January 1, 2013, we are exposed to employee medical health care benefit claims as a result of a transition to self-insurance. We pay actual claims and estimate our liabilities for claims incurred but not reported based on historical claims history. Estimating our insurance and self-insurance liabilities requires significant judgments, and actual claim settlements and associated expenses may differ from our current estimates. We have individual employee stop-loss as well as overall stop-loss coverage to limit our total exposure. We had insurance liabilities totaling approximately $0.2 million and $0.1 million at January 31, 2013 and April 30, 2013, respectively included in accrued liabilities in the accompanying consolidated balance sheets.